Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2021	2020

Balance at the end of the previous year	40,023.5	35,009.9
Effects of movements in foreign exchange in the balance sheet	1,255.3	4,006.9
Effect of application of IAS 29 (hyperinflation)	1,092.4	605.4
Acquisitions, (write-offs) and disposal through business combinations	40.1	401.3
Balance at the end of the year	42,411.3	40,023.5

Disclosure of information for cash-generating units [text block]
	Functional currency	2021	2020

Brazil	BRL	17,702.4	17,696.7
Goodwill		102,945.0	102,939.3
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	4,439.3	4,080.7
Panama	PAB	1,939.9	1,806.5

Latin America - South:
Argentina	ARS	3,232.6	2,415.2
Bolivia	BOB	1,973.9	1,838.2
Chile	CLP	57.4	63.9
Paraguay	PYG	1,083.2	998.9
Uruguay	UYU	185.2	182.0

Canada	CAD	11,797.4	10,941.4
		42,411.3	40,023.5

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
CGU	2021
Chile	7.70%
Brazil	9.59%